STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Dec. 31, 2011	$ 704,551	$ 105,137	$ 1,094,863	$ (495,449)
Balance (in shares) at Dec. 31, 2011		10,513,818
Issuance of common stock for cash	810,000	22,500	787,500	0
Issuance of common stock for cash (in shares)	2,250,000	2,250,000
Reclassification of detachable warrants to derivative liability	0
Forgiveness of Accrued Interest	0
Net loss	(1,661,912)	0	0	(1,661,912)
Balance at Dec. 31, 2012	(147,361)	127,637	1,882,363	(2,157,361)
Balance (in shares) at Dec. 31, 2012		12,763,818
Issuance of Common Stock and Warrants Value For Cash	551,497	7,354	544,143	0
Issuance of Common Stock and Warrants For Cash (in shares)		735,327
Reclassification of detachable warrants to derivative liability	(231,200)	0	(231,200)	0
Forgiveness of Accrued Interest	15,300	0	15,300	0
Issuance of common stock for settlement of convertible notes	821,090	26,999	794,091	0
Issuance of common stock for settlement of convertible notes (in Shares)		2,699,880
Exchange of common stock for warrants to founders	0	(20,438)	20,438	0
Exchange of common stock for warrants to founders (in shares)		(2,043,835)
Contribution of services by officers for no consideration	76,990	0	76,990	0
Net loss	(1,783,650)	0	0	(1,783,650)
Balance at Dec. 31, 2013	(697,334)	141,552	3,102,125	(3,941,011)
Balance (in shares) at Dec. 31, 2013		14,155,190
Issuance of common stock for cash	2,247,746
Issuance of common stock for cash (in shares)	2,996,995
Issuance of Common Stock and Warrants Value For Cash	2,247,746	29,970	2,217,776	0
Issuance of Common Stock and Warrants For Cash (in shares)		2,996,995
Reclassification of detachable warrants to derivative liability	(1,097,800)	0	(1,097,800)
Net loss	(820,242)	0	0	(820,242)
Balance at Mar. 31, 2014	$ (367,630)	$ 171,522	$ 4,222,101	$ (4,761,253)
Balance (in shares) at Mar. 31, 2014		17,152,185